Off-Balance Sheet Commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	€ 2,427	€ 1,452	€ 1,507
Irrevocable purchase commitments given	6,549
Irrevocable purchase commitments received	(175)
Research and development license agreements - commitments related to R&D and other commitments	954	951
Research and development license agreements - potential milestone payments	3,241	€ 1,907
Total	12,996
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	289
Irrevocable purchase commitments given	3,654
Irrevocable purchase commitments received	(120)
Research and development license agreements - commitments related to R&D and other commitments	675
Research and development license agreements - potential milestone payments	249
Total	4,747
1 to 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	457
Irrevocable purchase commitments given	1,247
Irrevocable purchase commitments received	(21)
Research and development license agreements - commitments related to R&D and other commitments	257
Research and development license agreements - potential milestone payments	728
Total	2,668
3 to 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	378
Irrevocable purchase commitments given	489
Irrevocable purchase commitments received	(12)
Research and development license agreements - commitments related to R&D and other commitments	14
Research and development license agreements - potential milestone payments	947
Total	1,816
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	1,303
Irrevocable purchase commitments given	1,159
Irrevocable purchase commitments received	(22)
Research and development license agreements - commitments related to R&D and other commitments	7
Research and development license agreements - potential milestone payments	1,317
Total	€ 3,764